Financial instruments and financial risk management (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Financial instruments and financial risk management
Fluctuation in foreign exchange rates (as a percent)	10.00%	10.00%
Impact to profit or loss from fluctuation in foreign exchange rates	$ 21,021	$ 4,139